11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
July 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK 0000909466

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds
(Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares, as applicable, of:
Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Limited Term Municipal Income Fund, Invesco Oppenheimer Municipal Fund, Invesco Oppenheimer Rochester® AMT-Free Municipal Fund, Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund, Invesco Oppenheimer Rochester® California Municipal Fund, Invesco Oppenheimer Rochester® High Yield Municipal Fund, Invesco Oppenheimer Rochester® Limited Term California Municipal Fund, Invesco Oppenheimer Rochester® New Jersey Municipal Fund and Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund; and the Statement of Additional Information relating to the Class A, Class A2, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Limited Term Municipal Income Fund, Invesco Municipal Income Fund, Invesco Oppenheimer Municipal Fund, Invesco Oppenheimer Rochester® AMT-Free Municipal Fund, Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund, Invesco Oppenheimer Rochester® California Municipal Fund, Invesco Oppenheimer Rochester® High Yield Municipal Fund, Invesco Oppenheimer Rochester® Limited Term California Municipal Fund, Invesco Oppenheimer Rochester® New Jersey Municipal Fund and Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 88 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 29, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards
Associate General Counsel